               [Transamerica Life Insurance Company Letterhead]



May 3, 2001



VIA EDGAR TRANSMISSION

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:  Retirement Income Builder Variable Annuity
     Retirement Income Builder II Variable Annuity
     Portfolio Select Variable Annuity
     Retirement Builder Variable Annuity Account (formerly PFL Retirement Builder Variable Annuity Account)
     Transamerica Life Insurance Company (formerly PFL Life Insurance Company (File No. 333-07509)

Commissioners:

On behalf of the above-captioned registrant, I hereby certify, pursuant to Rule 497(j) of the Securities Act of 1933, that the form of the prospectus and statement of additional information dated May 1, 2001, that would have been filed under paragraph (c) of Rule 497 does not differ from those contained in the most recently filed amendment to the above-captioned registration statement. The text of the registrant's most recent post-effective amendment was filed electronically via EDGAR.

If you have any questions regarding this certification, please call the undersigned at (319) 297-8121.

Sincerely,

/s/ Frank A. Camp

Frank A. Camp
Division General Counsel
Financial Markets Division


cc:  Frederick R. Bellamy, Esq.